Summary of Significant Accounting Policies - Recent Accounting Pronouncements Adopted (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Accounting Policies [Abstract]
Deferred implementation cost, current		$ 500
Deferred implementation cost, non-current	$ 1,000	1,000
Deferred implementation costs	$ 34	$ 34